SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 150,273	$ 20,662
Less: accumulated depreciation	(27,172)	(7,388)
Total property, plant and equipment, net	123,101	13,274
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	63,101	20,662
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 87,172